UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                             Washington, D.C. 20549

                                    Form 13F

                               FORM 13F COVER PAGE

Report for the Calendar Year or Quarter Ended: December 31, 2010

Check here if Amendment [ ]; Amendment Number: __
This Amendment (Check only one):    [ ] is a restatement.
                                    [ ] adds new holdings entries.

Institutional Investment Manager Filing this Report:

Name:    Financial Engines Advisors L.L.C
Address: 1804 Embarcadero Road
         Palo Alto, CA 94303

Form 13F File Number: 28-12703

The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing the report is authorized to submit it, that all information contained herein is true, correct and complete, and that it is understood that all required items, statements, schedules, lists, and tables, are considered integral parts of this form.

Person Signing this Report on Behalf of Reporting Manager:

Name:  Lewis E. Antone
Title: Deputy General Counsel and Chief Compliance Officer
Phone: 650-565-4900

Signature, Place, and Date of Signing:

 /s/ Lewis E. Antone           Palo Alto, CA                01/18/2011
------------------------  ------------------------  --------------------------
      [Signature]              [City, State]                  [Date]

Report Type (Check only one.):

[X] 13F HOLDINGS REPORT. (Check here if all holdings of this reporting manager are reported in this report.)

[_] 13F NOTICE. (Check here if no holdings reported are in this report, and all holdings are reported by other reporting manager(s).)

[_] 13F COMBINATION REPORT. (Check here if a portion of the holdings for this reporting manager are reported in this report and a portion are reported by other reporting manager(s).)

List of Other Managers Reporting for this Manager:

NONE

                              FORM 13F SUMMARY PAGE

Report Summary:

Number of Other Included Managers:       0
Form 13F Information Table Entry Total:  32
Form 13F Information Table Value Total:  50,607,000


List of Other Included Managers:

Provide a numbered list of the name(s) and Form 13F file number(s) of all institutional investment managers with respect to which this report is filed, other than the manager filing this report.

NONE

                                                     FORM 13F INFORMATION TABLE

------------------------------------------------------------------------------------------------------------------------------------
                                                             VALUE    SHARES/   SH/  PUT/  INVSTMT    OTHER     VOTING AUTHORITY
      NAME OF ISSUER          TITLE OF CLASS   CUSIP       (x$1000)   PRN AMT   PRN  CALL  DSCRETN   MANAGERS  SOLE   SHARED   NONE
------------------------------------------------------------------------------------------------------------------------------------
ALLERGAN INC                      COM           018490102     3709      54012   SH           Sole                              NONE
ANHEUSER BUSCH INBEV SA/NV        SPONSORED ADR 03524A108     2137      37434   SH           Sole                              NONE
ARCH CHEMICALS INC                COM           03937R102     2106      55530   SH           Sole                              NONE
ARCH COAL INC                     COM           039380100     1248      35606   SH           Sole                              NONE
BEMIS INC                         COM           081437105     2714      83109   SH           Sole                              NONE
BON-TON STORES INC                COM           09776J101        5        426   SH           Sole                              NONE
CARPENTER TECHNOLOGY CORP         COM           144285103     1113      27653   SH           Sole                              NONE
COCA COLA ENTERPRISES INC         COM           191219104        0          3   SH           Sole                              NONE
CRANE CO                          COM           224399105     1477      35971   SH           Sole                              NONE
DELTA AIR LINES INC DEL           COM NEW       247361702      162      12863   SH           Sole                              NONE
DOMINION RES INC VA NEW           COM           25746U109    11303     264582   SH           Sole                              NONE
EL PASO CORP                      COM           28336L109     2637     191641   SH           Sole                              NONE
FEDEX CORP                        COM           31428X106     1902      20449   SH           Sole                              NONE
FIFTH THIRD BANCORP               COM           316773100      489      33326   SH           Sole                              NONE
GARDNER DENVER INC                COM           365558105     1258      18284   SH           Sole                              NONE
HOSPIRA INC                       COM           441060100     2561      45979   SH           Sole                              NONE
INTERPUBLIC GROUP COS INC         COM           460690100      273      25752   SH           Sole                              NONE
KELLOGG CO                        COM           487836108     2816      55123   SH           Sole                              NONE
KULICKE & SOFFA INDS INC          COM           501242101      214      29685   SH           Sole                              NONE
LIBBEY INC                        COM           529898108      408      26402   SH           Sole                              NONE
MARATHON OIL CORP                 COM           565849106     5784     156197   SH           Sole                              NONE
MOVADO GROUP INC                  COM           624580106       48       2996   SH           Sole                              NONE
OLD DOMINION FGHT LINES INC       COM           679580100     2288      71519   SH           Sole                              NONE
OLIN CORP                         COM PAR $1    680665205      377      18372   SH           Sole                              NONE
ITT EDUCATIONAL SERVICES INC      COM           45068B109      406       6374   SH           Sole                              NONE
SUN LIFE FINL INC                 COM           866796105      288       9554   SH           Sole                              NONE
THOMSON REUTERS CORP              COM           884903105      282       7575   SH           Sole                              NONE
TITAN INTL INC ILL                COM           88830M102      451      23099   SH           Sole                              NONE
VALASSIS COMMUNICATIONS INC       COM           918866104      641      19828   SH           Sole                              NONE
VIACOM INC NEW                    CL A          92553P102       24        515   SH           Sole                              NONE
VIACOM INC NEW                    CL B          92553P201     1237      31222   SH           Sole                              NONE
VIASAT INC                        COM           92552V100      247       5558   SH           Sole                              NONE